Post-employment benefits for associates (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing operations
Defined contribution pension and other post-retirement plans disclosure [line items]
Post-employment benefit expense, defined contribution plans	$ 422	$ 443	$ 307